Subsidiary guarantee information - Cash flow related (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	SFr 26,775	SFr 15,068	SFr (17,620)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	117	349	275
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(7,056)	36,964	11,685
Purchase of investment securities	(88)	(376)	(1,060)
Proceeds from sale of investment securities	14	19	930
Maturities of investment securities	363	908	340
Investments in subsidiaries and other investments	(1,403)	(594)	(1,264)
Proceeds from sale of other investments	1,737	1,938	1,553
Proceeds from sale of loans	2,468	1,579	1,255
(Increase)/decrease in loans	(3,745)	(5,446)	(23,604)
Capital expenditures for premises and equipment and other intangible assets	(1,164)	(1,102)	(1,056)
Proceeds from sale of premises and equipment and other intangible assets	55	13	1
Other, net	749	409	606
Net cash provided by/(used in) investing activities of continuing operations	(7,953)	34,661	(10,339)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	10,267	(29,149)	26,040
Increase/(decrease) in short-term borrowings	6,594	(18,148)	3,509
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,525)	(22,149)	(31,001)
Issuances of long-term debt	52,984	77,858	74,159
Repayments of long-term debt	(47,132)	(49,365)	(36,471)
Issuances of common shares	725	6,035	297
Sale of treasury shares	16,167	18,752	9,394
Repurchase of treasury shares	(16,197)	(19,761)	(10,197)
Dividends paid/capital repayments	(493)	(427)	(1,252)
Other, net	377	186	(1,192)
Net cash provided by/(used in) financing activities of continuing operations	8,767	(36,168)	33,286
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	1,244	(582)	5,790
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	0	0	(460)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	28,833	12,979	10,657
Cash and due from banks at beginning of period	92,328	79,349	68,692
Cash and due from banks at end of period	121,161	92,328	79,349
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	9,618	10,030	(12,071)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(3,320)	(1)	1,221
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,365	46,634	(8,956)
Purchase of investment securities	0	0	0
Proceeds from sale of investment securities	0	1	103
Maturities of investment securities	199	68	0
Investments in subsidiaries and other investments	(355)	(436)	(663)
Proceeds from sale of other investments	2,067	1,257	1,228
Proceeds from sale of loans	0	0	0
(Increase)/decrease in loans	3,038	4,074	2,712
Capital expenditures for premises and equipment and other intangible assets	(329)	(322)	(317)
Proceeds from sale of premises and equipment and other intangible assets	50	3	0
Other, net	27	33	(11)
Net cash provided by/(used in) investing activities of continuing operations	19,742	51,311	(4,683)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	20	(1,355)	(168)
Increase/(decrease) in short-term borrowings	(5,781)	10,090	17,791
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(23,838)	(35,303)	(3,894)
Issuances of long-term debt	1	8,511	6,607
Repayments of long-term debt	(2,993)	(41,953)	(2,563)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(1)	(3)	(1,154)
Other, net	(143)	(497)	(790)
Net cash provided by/(used in) financing activities of continuing operations	(32,735)	(60,510)	15,829
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	67	18	525
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations			(8)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(3,308)	849	(408)
Cash and due from banks at beginning of period	5,799	4,950	5,358
Cash and due from banks at end of period	2,491	5,799	4,950
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	17,182	4,895	(6,129)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	5,178	(928)	(1,948)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(25,323)	(10,056)	20,633
Purchase of investment securities	(88)	(376)	(1,060)
Proceeds from sale of investment securities	14	18	15
Maturities of investment securities	72	819	187
Investments in subsidiaries and other investments	(990)	(119)	(565)
Proceeds from sale of other investments	(374)	638	291
Proceeds from sale of loans	2,468	1,579	1,255
(Increase)/decrease in loans	(8,391)	(8,015)	(26,402)
Capital expenditures for premises and equipment and other intangible assets	(826)	(765)	(726)
Proceeds from sale of premises and equipment and other intangible assets	5	10	1
Other, net	649	369	612
Net cash provided by/(used in) investing activities of continuing operations	(27,606)	(16,826)	(7,707)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	9,845	(27,402)	27,305
Increase/(decrease) in short-term borrowings	12,375	(28,238)	(14,282)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,313	13,154	(27,107)
Issuances of long-term debt	51,955	68,372	67,543
Repayments of long-term debt	(43,623)	(6,966)	(35,308)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(9)	(7)	1,070
Other, net	1,183	5,286	302
Net cash provided by/(used in) financing activities of continuing operations	41,039	24,199	19,523
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	1,145	(596)	5,092
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations			(452)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	31,760	11,672	10,327
Cash and due from banks at beginning of period	84,722	73,050	62,723
Cash and due from banks at end of period	116,482	84,722	73,050
Bank
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	26,800	14,925	(18,200)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	1,858	(929)	(727)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(6,958)	36,578	11,677
Purchase of investment securities	(88)	(376)	(1,060)
Proceeds from sale of investment securities	14	19	118
Maturities of investment securities	271	887	187
Investments in subsidiaries and other investments	(1,345)	(555)	(1,228)
Proceeds from sale of other investments	1,693	1,895	1,519
Proceeds from sale of loans	2,468	1,579	1,255
(Increase)/decrease in loans	(5,353)	(3,941)	(23,690)
Capital expenditures for premises and equipment and other intangible assets	(1,155)	(1,087)	(1,043)
Proceeds from sale of premises and equipment and other intangible assets	55	13	1
Other, net	676	402	601
Net cash provided by/(used in) investing activities of continuing operations	(7,864)	34,485	(12,390)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	9,865	(28,757)	27,137
Increase/(decrease) in short-term borrowings	6,594	(18,148)	3,509
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,525)	(22,149)	(31,001)
Issuances of long-term debt	51,956	76,883	74,150
Repayments of long-term debt	(46,616)	(48,919)	(37,871)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(10)	(10)	(84)
Other, net	1,040	4,789	(488)
Net cash provided by/(used in) financing activities of continuing operations	8,304	(36,311)	35,352
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	1,212	(578)	5,617
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	0	0	(460)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	28,452	12,521	9,919
Cash and due from banks at beginning of period	90,521	78,000	68,081
Cash and due from banks at end of period	118,973	90,521	78,000
Group parent company
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	(22)	129	609
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	0	(5)	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0
Purchase of investment securities	0	0	(2,217)
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	0	0	0
Investments in subsidiaries and other investments	(710)	(5,310)	(1,352)
Proceeds from sale of other investments	0	18	3
Proceeds from sale of loans	0	0	0
(Increase)/decrease in loans	15	210	2,482
Capital expenditures for premises and equipment and other intangible assets	0	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	0	0	(10)
Net cash provided by/(used in) investing activities of continuing operations	(695)	(5,087)	(1,094)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	792	(475)	(669)
Increase/(decrease) in short-term borrowings	(300)	300	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	0	0	2,217
Repayments of long-term debt	0	(30)	0
Issuances of common shares	725	6,035	297
Sale of treasury shares	323	3	0
Repurchase of treasury shares	(455)	(1,044)	(742)
Dividends paid/capital repayments	(493)	(415)	(1,125)
Other, net	93	608	609
Net cash provided by/(used in) financing activities of continuing operations	685	4,982	587
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	28	1	20
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations			0
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(4)	25	122
Cash and due from banks at beginning of period	942	917	795
Cash and due from banks at end of period	938	942	917
Group Parent company - subsidiary that holds a banking license
Net increase/(decrease) in cash and due from banks
Dividend income from investments	145	150	150
Group Parent company - subsidiary that doesn't hold a banking license
Net increase/(decrease) in cash and due from banks
Dividend income from investments	41	35	113
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	(3)	14	(29)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(1,741)	1,283	1,002
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(98)	386	8
Purchase of investment securities	0	0	2,217
Proceeds from sale of investment securities	0	0	812
Maturities of investment securities	92	21	153
Investments in subsidiaries and other investments	652	5,271	1,316
Proceeds from sale of other investments	44	25	31
Proceeds from sale of loans	0	0	0
(Increase)/decrease in loans	1,593	(1,715)	(2,396)
Capital expenditures for premises and equipment and other intangible assets	(9)	(15)	(13)
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	73	7	15
Net cash provided by/(used in) investing activities of continuing operations	606	5,263	3,145
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	(390)	83	(428)
Increase/(decrease) in short-term borrowings	300	(300)	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	1,028	975	(2,208)
Repayments of long-term debt	(516)	(416)	1,400
Issuances of common shares	0	0	0
Sale of treasury shares	15,844	18,749	9,394
Repurchase of treasury shares	(15,742)	(18,717)	(9,455)
Dividends paid/capital repayments	10	(2)	(43)
Other, net	(756)	(5,211)	(1,313)
Net cash provided by/(used in) financing activities of continuing operations	(222)	(4,839)	(2,653)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	4	(5)	153
Net cash provided by/(used in) operating activities of discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations			0
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	385	433	616
Cash and due from banks at beginning of period	865	432	(184)
Cash and due from banks at end of period	SFr 1,250	SFr 865	SFr 432